Note 10 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Accounts receivable, credit losses	$ 65	$ 63
Reserves not deductible until paid	122	6
Federal	1,270	2,030
State	592	579
Federal tax credit	1,408	1,261
Operating lease liabilities	351	337
Section 163(j) business interest expense carryforward	857	682
Other	126	22
Gross deferred tax assets	4,791	4,980
Less valuation allowance	(3,018)	(2,965)
Deferred tax assets net of valuation allowance	1,773	2,015
Deferred tax liabilities:
Property and equipment	(1,395)	(1,670)
Operating lease right of use assets	(351)	(337)
Gross deferred tax liabilities	(1,746)	(2,007)
Net deferred tax asset	$ 27	$ 8